ORGANIZATION AND PRINCIPAL ACTIVITIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 2,543,959	$ 648,854	$ 596,881
Accumulated deficit	5,414,635	2,870,676
Net cash used in operating activities	1,569,940	$ 3,814,384	$ 352,764
[custom:WorkingCapitalDeficit-0]	$ 2,079,298